Vericimetry U.S. Small Cap Value Fund
FUND SUMMARY INFORMATION Vericimetry U.S. Small Cap Value Fund
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Management Fees		0.50%
Distribution and/ or Service (12b-1) Fees		none
Other Expenses		0.67%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver and/or Expense Reimbursement	[1]	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%
[1]	The Fund's investment adviser, Vericimetry Advisors LLC ("Vericimetry" or the "Adviser"), has contractually agreed to waive its management fee and/or pay certain operating expenses and the organizational costs of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of the Fund's average net assets per year until January 31, 2015. This fee waiver and expense reimbursement agreement may not be terminated prior to that time. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses and organizational costs previously assumed, to the extent that such reimbursement will not cause the Fund's annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund will not make any reimbursements to the Adviser after three years from the date an expense was paid by the Adviser. The Fund does not expect that there will be extraordinary costs, such as litigation, interest and other expenses not incurred in the ordinary course of the Fund's business. Any expenses incurred by the Fund that are excluded from the Adviser's reimbursement obligation, such as acquired fund fees and expenses and extraordinary costs not incurred in the ordinary course of its business, will result in the Fund's annualized expenses exceeding 0.60% of its average net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares	61	316	595	1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. The Adviser utilizes a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks for the Fund. A value stock has a low price relative to various characteristics considered in assessing a company’s worth, including book value, sales, earnings and operating cash flows. The Adviser identifies value stocks by considering multiple factors (e.g., book value to market value, price to earnings, price to sales, or price to operating cash flows).

For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,200th largest publicly-traded U.S. company, whichever results in the higher market capitalization break point. Total market capitalization is defined as the total market capitalization of all U.S. companies traded on a principal U.S. exchange or over-the counter market. As of December 31, 2013, using the guidelines and definitions above, the market capitalization of a small cap company was equal to or below $2.57 billion.

The Adviser utilizes a market capitalization weighted approach to determine the target weights of the U.S. small cap value stocks for purchase. Market capitalization is defined as the number of a company’s shares that are outstanding, multiplied by each share’s market price. In certain circumstances the Adviser may utilize a float-adjusted market capitalization. Typically, greater weighting in the Fund is given to small companies with higher relative market capitalization. The Adviser expects (but it is not required) to rebalance the Fund’s portfolio no less than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their fundamental characteristics, including multiple value factors and capitalization.

The Adviser places a priority on efficiently managing portfolio turnover and keeping trading costs low. The Adviser engages in a buy and hold investment strategy that involves seeking to buy securities and holding them for a relatively longer period of time, regardless of short-term factors, such as fluctuations in the market or volatility of the stock price. This buy and hold strategy, which focuses on size and value premiums, tends to create a naturally low portfolio turnover and lower trading costs. In addition, the Adviser employs a selective trading approach to minimize trading costs; it trades securities with liquidity in mind to implement the investment strategy in an efficient, low cost manner.

Principal Risks of Investing in the Fund

The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money. The Fund’s principal investment strategies involve risks, including those summarized below.

Common Stock Risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Market Risk: The value of the Fund’s investments may decline due to market fluctuations caused by equity market dynamics, geo-political issues, adverse economic conditions or other broad market or security-specific risks.

Small & Microcap Company Risk: Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk: Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.

Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. As a recently formed entity, the Adviser has limited prior experience managing a registered investment company.

Fund Performance

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year since inception. The table compares the Fund’s average annual returns (before and after taxes) for the periods of one year and since inception with those of the Russell 2000 Value Index over the same periods. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

You can obtain updated performance information on our website at www.vericimetryfunds.com.

Total Return (per calendar year)

Since inception, the Fund’s highest total return for a quarter was 15.62% (quarter ended March 31, 2012) and the lowest return for a quarter was -5.34% (quarter ended June 30, 2012).
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Average Annual Total Returns Vericimetry U.S. Small Cap Value Fund		1 Year	Since Inception		Inception Date
Vericimetry U.S. Small Cap Value Fund Shares		44.41%	30.49%	[1]	Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund Shares - Return After Taxes on Distributions	[2]	42.72%	29.34%	[1]	Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[2]	25.59%	23.56%	[1]	Dec. 27, 2011
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	[3]	34.52%	25.03%	[1]	Dec. 27, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to non- taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Fund commenced operations on December 27, 2011.
[3]	The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.